Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Property and equipment	£ 440	£ 591	£ 417
Depreciation and amortisation	353	438	470
Impairment of property, equipment and intangible assets	2	44	13
Total infrastructure costs	795	1,073	900
Administration and general expenses
Consultancy, legal and professional fees	458	422	403
Marketing and advertising	407	391	312
Other administration and general expenses	5,029	4,793	4,014
Total administration and general expenses	5,894	5,606	4,729
Staff costs	5,556	5,591	5,192
UK regulatory levies	242	149	150
Litigation and conduct	186	44	1,427
Operating expenses	£ 12,673	£ 12,463	12,398
Cost of over-issuance of securities			£ 966